Dividends - Disclosure of interim dividends paid (Details) - KRW (₩) ₩ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid			₩ 274,357	₩ 212,164	₩ 212,164	₩ 213,270	₩ 138,859	₩ 160,223	₩ 817,122	₩ 637,598	₩ 299,082
Dividend Payable Date	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021
Common Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid	₩ 270,636	₩ 272,129	₩ 265,179	₩ 205,171	₩ 205,171	₩ 206,277	₩ 134,314	₩ 154,978
Convertible Preferred Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid			₩ 9,178	₩ 6,993	₩ 6,993	₩ 6,993	₩ 4,545	₩ 5,245